UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2009         (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

GW&K Municipal Enhanced Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 98.2%
Arizona - 2.3%
University Medical Center Corporation Hospital Revenue, 6.500%, 07/01/39	$325,000	$349,726

California - 15.7%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series A, 6.000%, 07/01/39	150,000	159,064
California Health Facilities Finance Authority Revenue, Series A, 5.750%, 07/01/39	250,000	263,900
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	500,000	500,679
California State General Obligation, 6.500%, 04/01/33	150,000	174,093
California State Public Works Board Revenue, Series B, 6.125%, 04/01/28	110,000	119,346
California State University Revenue, Series A, 5.250%, 11/01/34	250,000	266,448
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A-1, 5.750%, 06/01/47	200,000	166,942
San Diego Public Facilities Finance Authority Sewer Revenue, Series A, 5.250%, 05/15/39	250,000	269,138
San Francisco, CA City & County Redevelopment Financing Authority Revenue, Series C, 6.500%, 08/01/39	450,000	478,836

Total California		2,398,446

Colorado - 1.9%
Colorado Health Facilities Authority Revenue, Series D, 5.250%, 11/15/35	120,000	122,996
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	150,000	167,634

Total Colorado		290,630

Connecticut - 0.4%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series A, 5.500%, 01/01/20	65,000	64,393

DC, Washington - 2.6%
District of Columbia Ballpark Revenue, Series B-1, 5.000%, 02/01/20 (FGIC Insured)	400,000	400,616

Florida - 6.4%
Citizens Property Insurance Corp. Revenue, Series A-1, 5.500%, 06/01/17	350,000	371,270
Miami-Dade County Aviation Revenue, Series A, 5.500%, 10/01/36	400,000	416,531
Seminole Tribe Special Obligation Revenue, Series A, 5.250%, 10/01/27 (a)	50,000	45,651
Seminole Tribe Special Obligation Revenue, Series A, 5.500%, 10/01/24 (a)	150,000	143,366

Total Florida		976,818

Georgia - 0.1%
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,010

Hawaii - 1.8%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Company, Inc., 6.500%, 07/01/39	250,000	272,768

Illinois - 1.1%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	165,591

Kansas - 2.1%
Kansas State Development Finance Authority, Adventist Health, 5.750%, 11/15/38	300,000	323,601

Kentucky - 2.8%
Owen County Waterworks System Revenue, American Water Co. Project, Series A, 6.250%, 06/01/39	400,000	431,848

Louisiana - 1.3%
East Baton Rouge Mortgage Finance Authority Single Family Revenue, Series A, 5.700%, 10/01/33 (GNMA & FNMA Insured)	10,000	10,026

St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 06/01/37	200,000	192,134

Total Louisiana		202,160

Massachusetts - 11.0%
Massachusetts State Development Finance Agency Revenue, Wheelock College, Series C, 5.250%, 10/01/37	250,000	228,502
Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup Inc., Series E-2, 5.375%, 07/01/25	350,000	364,200
Massachusetts State Health & Educational Facilities Authority Revenue, Dana-Farber Cancer Institute, Series K, 5.000%, 12/01/37	300,000	308,640
Massachusetts State Health & Educational Facilities Authority Revenue, Lahey Clinic Medical Center, Series D, 5.250%, 08/15/37	300,000	301,233

GW&K Municipal Enhanced Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Massachusetts - 11.0% (continued)
Massachusetts State Health & Educational Facilities Authority Revenue, Milford Regulation Medical, Series E, 5.000%, 07/15/32	$300,000	$252,183
Massachusetts State Health & Educational Facilities Authority Revenue, UMass Memorial, Series D, 5.000%, 07/01/33	250,000	233,520

Total Massachusetts		1,688,278

Michigan - 2.4%
Detroit Water Supply System Revenue, Second Lien, Series B, 7.000%, 07/01/36 (FSA Insured)	300,000	371,709

New Jersey - 2.2%
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series B, 7.500%, 12/01/32	300,000	343,002

New York - 1.7%
New York State Dormitory Authority Revenue, Series A, 5.500%, 05/01/37	250,000	258,445

New Hampshire - 0.9%
New Hampshire Health & Education Facilities Authority Revenue, 6.000%, 08/01/38	130,000	138,217

North Carolina - 3.4%
North Carolina Municipal Power Agency Revenue, Series A, 5.000%, 01/01/30	500,000	527,200

Ohio - 1.2%
Buckeye Tobacco Settlement Finance Authority, Asset Backed, Series A-2, 6.500%, 06/01/47	200,000	178,372

Oregon - 2.2%
Multnomah County Hospital Facilities Authority Revenue, Series A, 5.125%, 08/01/40	325,000	335,046

Pennsylvania - 5.6%
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	432,908
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	400,000	424,708

Total Pennsylvania		857,616

Puerto Rico - 4.7%
Puerto Rico Electric Power Authority Power Revenue, Series RR, 5.000%, 07/01/24 (FGIC Insured)	110,000	114,440
Puerto Rico Public Buildings Authority Revenue, Series F, 5.250%, 07/01/17 (CIFG Insured)	200,000	218,154
Puerto Rico Sales Tax Finance Corp. Sales Tax Revenue, Series A, 6.000%, 09/01/42	350,000	384,864

Total Puerto Rico		717,458

Tennessee - 5.9%
Johnson City Health & Educational Facilities Board Hospital Revenue, Series A, 7.750%, 07/01/38	375,000	433,958
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series C, 5.000%, 02/01/21	130,000	128,992
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series C, 5.000%, 02/01/23	250,000	245,455
Tennessee Energy Acquisition Corp. Gas Revenue, Series A, 5.250%, 09/01/18	100,000	102,569

Total Tennessee		910,974

Texas - 10.6%
City of Houston Airport System Revenue, Series A, 5.500%, 07/01/39	200,000	213,858
Gulf Coast Waste Disposal Authority, Waste Management, Series A, 5.200%, 05/01/28	200,000	191,942
Gulf Coast Waste Disposal Authority, Waste Management, Series A, 6.100%, 08/01/24	225,000	225,068
Matagorda County Navigation District No. 1 Pollution Control Revenue, 6.300%, 11/01/29	300,000	329,061
North Texas Tollway Authority System Revenue, Series A, 6.250%, 01/01/39	500,000	557,894
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series A, 5.250%, 12/15/23	100,000	99,992

Total Texas		1,617,815

Vermont - 0.9%
Vermont Educational & Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series A, 4.750%, 12/01/36	170,000	143,079

Virgin Islands - 2.4%
Virgin Islands Public Finance Authority Revenue, Series A, 6.750%, 10/01/37	350,000	370,314

GW&K Municipal Enhanced Yield Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Virginia - 0.8%
Washington County Industrial Development Authority Hospital Facility Revenue, Series C, 7.750%, 07/01/38	$100,000	$115,722

Washington - 3.8%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue, Asset Backed, 6.625%, 06/01/32	40,000	39,419
Washington Health Care Facilities Authority Revenue, Series 2009, 7.000%, 07/01/39	500,000	537,939

Total Washington		577,358

Total Municipal Bonds (cost $14,203,044)		15,037,212

	Shares
Short-Term Investments - 6.2% [1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.22%, (cost $949,976)	949,976	949,976

Total Investments - 104.4% (cost $15,153,020) [5]		15,987,188

Other Assets, less Liabilities - (4.4%)		(669,074)

Net Assets - 100.0%		$15,318,114

GW&K Small Cap Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 14.8%
Capella Education Co.*	4,300	$289,562
Hibbett Sports, Inc.*	15,000	273,450
Life Time Fitness, Inc.*	7,700	215,985
Lululemon Athletica, Inc.*	16,300	370,825
Matthews International Corp.	12,700	449,326
Monro Muffler Brake, Inc.	15,000	476,850
Morningstar, Inc.*	8,050	390,908
Ryland Group, Inc., The	13,000	273,910
Tractor Supply Co.*	10,000	484,200
Tupperware Brands Corp.	15,000	598,800

Total Consumer Discretionary		3,823,816

Consumer Staples - 3.1%
Ruddick Corp.	12,500	332,750
Spartan Stores, Inc.	18,600	262,818
WD-40 Co.	7,500	213,000

Total Consumer Staples		808,568

Energy - 5.9%
Dril-Quip, Inc.*	15,000	744,600
Tesco Corp.*	24,000	191,520
Whiting Petroleum Corp.*	10,200	587,316

Total Energy		1,523,436

Financials - 15.4%
American Campus Communities, Inc.	16,700	448,395
Cohen & Steers, Inc.	10,500	252,000
Glacier Bancorp, Inc.	11,200	167,328
Mid-America Apartment Communities, Inc.	8,850	399,400
Portfolio Recovery Associates, Inc.*	6,800	308,244
PrivateBancorp, Inc.	15,600	381,576
ProAssurance Corp.*	9,000	469,710
Signature Bank*	14,500	420,500
Umpqua Holdings Corp.	15,600	165,360
Waddell & Reed Financial, Inc.	19,500	554,775
Wilmington Trust Corp.	8,800	124,960
Zenith National Insurance Corp.	9,800	302,820

Total Financials		3,995,068

Health Care - 13.8%
Charles River Laboratories International, Inc.*	14,700	543,606
CONMED Corp.*	9,500	182,115
HMS Holdings Corp.*	15,000	573,450
Landauer, Inc.	5,800	318,884
Meridian Bioscience, Inc.	17,200	430,172
PSS World Medical, Inc.*	24,000	523,920
United Therapeutics Corp.*	10,100	494,799
West Pharmaceutical Services, Inc.	12,600	511,686

Total Health Care		3,578,632

Industrials - 18.3%
American Ecology Corp.	15,500	289,850
Ameron International Corp.	6,000	419,880
CLARCOR, Inc.	11,000	344,960
Duff & Phelps Corp., Class A	13,500	258,660
Healthcare Services Group, Inc.	17,500	321,300
Heartland Express, Inc.	26,800	385,920
II-VI, Inc.*	14,800	376,512
Middleby Corp., The*	10,000	550,100
Nordson Corp.	6,700	375,803
Ritchie Bros. Auctioneers, Inc.	25,100	615,954
Toro Co., The	6,600	262,482
Universal Forest Products, Inc.	13,500	532,710

Total Industrials		4,734,131

Information Technology - 19.3%
ANSYS, Inc.*	14,600	547,062
Blackbaud, Inc.	26,500	614,800

GW&K Small Cap Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 19.3% (continued)
Blackboard, Inc.*	7,500	$283,350
Cognex Corp.	30,000	491,400
Cohu, Inc.	23,200	314,592
Epicor Software Corp.*	40,000	254,800
Harmonic, Inc.*	56,500	377,420
Hittite Microwave Corp.*	14,700	540,666
Power Integrations, Inc.	6,800	226,644
Riverbed Technology, Inc.*	20,000	439,200
Rofin-Sinar Technologies, Inc.*	16,500	378,840
Solera Holdings, Inc.*	9,000	279,990
Stratasys, Inc.*	14,200	243,672

Total Information Technology		4,992,436

Materials - 1.9%
Silgan Holdings, Inc.	9,500	500,935

Telecommunication Services - 2.1%
Alaska Communications Systems Group, Inc.	58,000	536,500

Utilities - 2.5%
Cleco Corp	25,400	637,032

Total Common Stocks (cost $23,038,103)		25,130,554

Other Investment Companies - 2.4%
Kayne Anderson MLP Investment Co.	11,600	245,340
Tortoise Energy Capital Corp.	6,400	126,720
Tortoise Energy Infrastructure Corp.	9,000	240,750

Total Other Investment Companies (cost $620,958)		612,810

Short-Term Investments - 0.4%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1], (cost $108,476)	108,476	108,476

Total Investments - 99.9% (cost $23,767,537)		25,851,840

Other Assets, less Liabilities - 0.1%		13,121

Net Assets - 100.0%		$25,864,961

GW&K Municipal Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 96.0%
Arizona - 5.1%
Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.000%, 10/01/18	$400,000	$479,344
Salt River Project Agricultural Improvement and Power District, Arizona, Series A, 5.000%, 01/01/22	150,000	171,513

Total Arizona		650,857

California - 18.2%
Bay Area, CA Toll Authority Revenue, Series F, 5.000%, 04/01/20	195,000	217,961
California Educational Facilities Authority Revenue, Series T-5, 5.000%, 03/15/23	400,000	488,960
California Educational Facilities Authority, Series 2009C, 5.250%, 10/01/24	400,000	493,788
California State Department of Water Resources Revenue, 5.000%, 12/01/20 (FSA Insured)	25,000	27,802
California State Department of Water Resources, 5.500%, 05/01/15 (AMBAC Insured)	250,000	275,065
California State Public Works Board Lease Revenue California Community Colleges, Series B, 5.000%, 03/01/21 (FGIC Insured)	200,000	206,740
California State Public Works Board, 5.000%, 04/01/20	250,000	261,730
California State Public Works Board, Series A, 5.000%, 06/01/19 (FGIC Insured)	95,000	107,250
Southern California Public Power Authority, Series B, 6.000%, 07/01/27	100,000	116,546
State of California Various Purpose General Obligation, 5.500%, 04/01/18	115,000	132,586

Total California		2,328,428

Connecticut - 3.2%
State of Connecticut, Series C, 5.000%, 10/01/16	350,000	415,908

DC, Washington - 1.6%
District of Columbia Ballpark Revenue, Series B-1, 5.000%, 02/01/20 (FGIC Insured)	200,000	200,308

Florida - 2.4%
Florida State Turnpike Authority Revenue, Series A, 5.000%, 07/01/21 (FGIC Insured)	200,000	200,104
Highlands County Health Facilities Authority Revenue, Series 2005A-D, 5.000%, 11/15/18	100,000	104,542

Total Florida		304,646

Iowa - 3.6%
Iowa State Special Obligation, Series A, 5.000%, 06/01/17	400,000	459,948

Illinois - 2.2%
Chicago Public Building Commission Building Revenue, Series B, 5.250%, 12/01/18 (FGIC Insured)	250,000	281,298

Kansas - 3.4%
Kansas Development Finance Authority, Series A, 5.000%, 04/01/19 (FGIC Insured)	400,000	431,956

Kentucky - 3.6%
Kentucky State Property & Building Commission, Series A, 5.000%, 08/01/19	400,000	459,168

Maine - 3.6%
Maine Municipal Bond Bank, Series A, 5.000%, 09/01/22	400,000	457,776

Massachusetts - 3.6%
Massachusetts State Water Resources Authority, Series B, 5.000%, 08/01/21	400,000	465,756

Michigan - 3.5%
Michigan Municipal Bond Authority, Series 2007, 5.000%, 10/01/19	400,000	451,604

New Jersey - 2.7%
New Jersey State Turnpike Authority Revenue, Series G, 5.000%, 01/01/18	300,000	339,054

New York - 12.2%
City of New York, NY, Series B-1, 5.250%, 09/01/20	250,000	289,645
New York State Thruway Authority, Series B, 5.000%, 04/01/22	400,000	454,184
New York State Urban Development Corp., Series 2008D, 5.250%, 01/01/17	400,000	461,808
Triborough Bridge & Tunnel Authority, Series A, 5.000%, 11/15/20	300,000	349,185

Total New York		1,554,822

Ohio - 3.2%
Ohio State Building Authority Revenue, Series B, 5.000%, 10/01/17	350,000	404,778

Pennsylvania - 2.6%
Pennsylvania State Higher Educational Facilities Authority Revenue, Series A, 5.250%, 08/15/21	300,000	331,584

GW&K Municipal Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Tennessee - 1.8%
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series A, 5.250%, 09/01/21	$235,000	$237,268

Texas - 11.8%
City of San Antonio, Texas Electric and Gas System Revenue, Series D, 5.000%, 02/01/17	200,000	232,968
Dallas/Fort Worth International Airport Facilities Improvement Joint Revenue, Series A, 5.000%, 11/01/22	350,000	374,703
State of Texas Water Financial Assistance, Series A, 5.000%, 08/01/22	400,000	454,944
Texas Water Development Board Revenue, Series B, 5.000%, 07/15/17	400,000	446,668

Total Texas		1,509,283

Vermont - 3.6%
Vermont Municipal Bond Bank, Series 1, 5.000%, 12/01/21	400,000	469,956

Virginia - 1.8%
Virginia State Public Building Authority Revenue, Series B, 5.000%, 08/01/25	200,000	228,679

Washington - 2.3%
State of Washington Various Purpose General Obligation, Series C, 5.000%, 01/01/27	20,000	22,175
Washington Health Care Facilities Authority Revenue, Series 2009, 6.750%, 07/01/29	250,000	267,452

Total Washington		289,627

Total Municipal Bonds (cost $11,626,323)		12,272,704

	Shares
Short-Term Investments - 1.8% [1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.22%, (cost $233,166)	233,166	233,166

Total Investments - 97.8% (cost $11,859,489) [5]		12,505,870

Other Assets, less Liabilities - 2.2%		279,741

Net Assets - 100.0%		$12,785,611

Renaissance Large Cap Growth Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 99.3%
Consumer Discretionary - 19.6%
Aeropostale, Inc.*	9,552	$415,226
Apollo Group, Inc., Class A*	4,776	351,848
AutoZone, Inc.*	2,166	316,713
Coach, Inc.	12,183	401,065
Dollar Tree, Inc.*	7,802	379,801
H&R Block, Inc.	19,101	351,076
ITT Educational Services, Inc.*	3,406	376,056
McDonald’s Corp.	5,691	324,785
McGraw-Hill Companies, Inc., The	10,777	270,934
priceline.com, Inc.*	2,354	390,340
Ross Stores, Inc.	8,344	398,593

Total Consumer Discretionary		3,976,437

Consumer Staples - 1.7%
Colgate-Palmolive Co.	4,614	351,956

Energy - 9.5%
Apache Corp.	4,578	420,398
EOG Resources, Inc.	4,551	380,054
Murphy Oil Corp.	6,014	346,226
Occidental Petroleum Corp.	5,020	393,568
Transocean, Ltd.*	4,428	378,727

Total Energy		1,918,973

Financials - 6.0%
Franklin Resources, Inc.	4,284	430,971
Goldman Sachs Group, Inc.	2,143	395,062
TD Ameritrade Holding Corp.*	19,312	378,901

Total Financials		1,204,934

Health Care - 15.0%
Abbott Laboratories Co.	7,113	351,880
Amgen, Inc.*	6,252	376,558
Becton, Dickinson and Co.	4,700	327,825
Eli Lilly and Co.	9,472	312,860
Gilead Sciences, Inc.*	7,029	327,411
Johnson & Johnson	5,829	354,928
McKesson Corp.	6,287	374,391
St. Jude Medical, Inc.*	8,131	317,190
WellPoint, Inc.*	6,411	303,625

Total Health Care		3,046,668

Industrials - 12.7%
3M Co.	4,939	364,498
Flowserve Corp.	3,663	360,952
Fluor Corp.	6,518	331,440
General Dynamics Corp.	5,917	382,238
Joy Global, Inc.	9,060	443,397
Lockheed Martin Corp.	4,105	320,518
Union Pacific Corp.	6,271	365,913

Total Industrials		2,568,956

Information Technology - 32.9%
Accenture PLC, Class A	9,767	364,016
Activision Blizzard, Inc.*	25,867	320,492
Apple, Inc.*	2,288	424,127
Cisco Systems, Inc.*	17,404	409,690
Cognizant Technology Solutions Corp.*	10,231	395,530
Corning, Inc.	20,962	320,928
Dell, Inc.*	24,389	372,176
eBay, Inc.*	16,058	379,129
EMC Corp.*	21,175	360,822
Hewitt Associates, Inc., Class A*	9,972	363,280
Hewlett-Packard Co.	8,427	397,839
Intel Corp.	19,266	377,036
International Business Machines Corp.	3,138	375,336
Microsoft Corp.	13,794	357,127
Oracle Corp.	15,112	314,934

Renaissance Large Cap Growth Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 32.9% (continued)
QUALCOMM, Inc.	7,296	$328,174
Texas Instruments, Inc.	15,187	359,780
Western Digital Corp.*	12,246	447,346

Total Information Technology		6,667,762

Materials - 1.9%
Owens-Illinois, Inc.*	10,324	380,956

Total Common Stocks (cost $18,266,943)		20,116,642

Short-Term Investments - 2.8%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1] (cost $562,597)	562,597	562,597

Total Investments - 102.1% (cost $18,829,540)		20,679,239

Other Assets, less Liabilities - (2.1)%		(430,130)

Net Assets - 100.0%		$20,249,109

Skyline Special Equities Portfolio

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.2%
Consumer Discretionary - 17.4%
ArvinMeritor, Inc.	316,983		$2,478,807
Big 5 Sporting Goods Corp.	274,322		4,142,262
Big Lots, Inc.*	200,300		5,011,506
Dress Barn, Inc., The*	178,400		3,198,712
Drew Industries, Inc.*	97,300		2,110,437
Gildan Activewear, Inc., Class A*	260,520	[2]	5,137,454
Harman International Industries, Inc.	59,400		2,012,472
Jo-Ann Stores, Inc.*	85,394		2,291,121
Jos. A. Bank Clothiers, Inc.*	114,473		5,124,956
McCormick & Schmick’s Seafood Restaurants, Inc.*	313,300		2,330,952
Modine Manufacturing Co.	266,800		2,473,236
Sonic Corp.*	203,000		2,245,180
Stanley Works, The	117,200		5,003,268

Total Consumer Discretionary			43,560,363

Consumer Staples - 1.9%
B&G Foods, Inc.	609,000		4,987,710

Energy - 1.5%
Bristow Group, Inc.*	77,000		2,286,130
Key Energy Services, Inc.*	174,534		1,518,446

Total Energy			3,804,576

Financials - 21.2%
Aspen Insurance Holdings, Ltd.	170,373		4,509,773
Columbia Banking System, Inc.	170,400		2,820,120
CVB Financial Corp.	32,200		244,398
Delphi Financial Group, Inc., Class A	182,829		4,137,420
Financial Federal Corp.	123,800		3,055,384
Hanover Insurance Group, Inc.	119,000		4,918,270
HCC Insurance Holdings, Inc.	88,400		2,417,740
MB Financial, Inc.	233,800		4,902,786
Ocwen Financial Corp.*	253,800		2,873,016
Penson Worldwide, Inc.*	404,000		3,934,960
Reinsurance Group of America, Inc.	146,247		6,522,616
SeaBright Insurance Holdings, Inc.*	322,316		3,680,849
SVB Financial Group*	72,500	[2]	3,137,075
TradeStation Group, Inc.*	363,500		2,962,525
Validus Holdings, Ltd.	106,000		2,734,800

Total Financials			52,851,732

Health Care - 6.5%
Chemed Corp.	93,100		4,086,159
Five Star Quality Care, Inc.*	779,621		2,853,413
Psychiatric Solutions, Inc.*	134,200		3,591,192
Sun Healthcare Group, Inc.*	298,900		2,582,496
Teleflex, Inc.	67,450		3,258,510

Total Health Care			16,371,770

Industrials - 22.9%
Acco Brands Corp.*	563,100		4,065,582
ATC Technology Corp.*	136,130		2,689,929
Baldor Electric Co.	96,200		2,630,108
Brady Corp.	104,500		3,001,240
CAI International, Inc.*	325,100		2,395,987
CBIZ, Inc.*	616,500		4,599,090
Columbus McKinnon Corp.*	92,700		1,404,405
Corrections Corp. of America*	147,900		3,349,935
GrafTech International, Ltd.*	218,300		3,209,010
Heidrick & Struggles International, Inc.	127,465		2,964,836
Hexcel Corp.*	416,400		4,763,616
Kennametal, Inc.	125,000		3,076,250
Middleby Corp., The*	103,490		5,692,985
R.R. Donnelley & Sons Co.	210,200		4,468,852
SkyWest, Inc.	112,862		1,871,252
Spherion Corp.*	746,600		4,636,386

Skyline Special Equities Portfolio

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Industrials - 22.9% (continued)
Triumph Group, Inc.	51,800	$2,485,882

Total Industrials		57,305,345

Information Technology - 19.2%
Anixter International, Inc.*	42,800	1,716,708
Arris Group, Inc.*	259,424	3,375,106
Avocent Corp.*	103,300	2,093,891
Benchmark Electronics, Inc.*	240,089	4,321,602
Brocade Communications Systems, Inc.*	386,923	3,041,215
FARO Technologies, Inc.*	93,600	1,608,048
Harris Stratex Networks, Inc.*	279,451	1,956,157
Intermec, Inc.*	194,600	2,743,860
NeuStar, Inc., Class A*	172,700	3,903,020
ON Semiconductor Corp.*	553,525	4,566,582
Polycom, Inc.*	69,972	1,871,751
Rudolph Technologies, Inc.*	166,500	1,232,100
SYNNEX Corp.*	133,254	4,061,582
TNS, Inc.*	271,000	7,425,400
Virtusa Corp.*	198,701	1,885,672
Websense, Inc.*	133,200	2,237,760

Total Information Technology		48,040,454

Telecommunication Services - 4.6%
Cincinnati Bell, Inc.*	1,598,134	5,593,469
Syniverse Holdings, Inc.*	336,900	5,895,750

Total Telecommunication Services		11,489,219

Total Common Stocks (cost $210,439,782)		238,411,169

Short-Term Investments - 7.0% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.07%[3]	6,177,009	6,177,009
BNY Institutional Cash Reserves Fund, Series B*[3,4]	426,826	71,493
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	4,923,345	4,923,345
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%	6,529,094	6,529,094

Total Short-Term Investments (cost $18,056,274)		17,700,941

Total Investments - 102.2% (cost $228,496,056)		256,112,110

Other Assets, less Liabilities - (2.2)%		(5,612,084)

Net Assets - 100.0%		$250,500,026

TimesSquare Small Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.4%
Consumer Discretionary - 7.3%
American Public Education, Inc.*	133,000		$4,620,420
Arbitron, Inc.	147,000		3,051,720
Capella Education Co.*	95,000		6,397,300
Corinthian Colleges, Inc.*	360,000		6,681,600
FGX International Holdings, Ltd.*	162,200		2,262,690
Iconix Brand Group, Inc.*	244,300		3,046,421
Monro Muffler Brake, Inc.	155,000		4,927,450
RRSat Global Communications Network, Ltd.	200,000		2,580,000
WABCO Holdings, Inc.	166,400		3,494,400

Total Consumer Discretionary			37,062,001

Consumer Staples - 2.6%
Chattem, Inc.*	67,700	[2]	4,495,957
Herbalife, Ltd.	100,000		3,274,000
United Natural Foods, Inc.*	223,000		5,334,160

Total Consumer Staples			13,104,117

Energy - 7.0%
Arena Resources, Inc.*	225,000		7,987,500
Atlas Energy, Inc.	130,700	[2]	3,538,049
Cal Dive International, Inc.*	493,000		4,875,770
Concho Resources, Inc.	230,416	[2]	8,368,709
Dril-Quip, Inc.*	60,000	[2]	2,978,400
Matador Resources Co.* [6,7]	431,250		3,234,375
Quicksilver Resources, Inc.*	219,000		3,107,610
T-3 Energy Services, Inc.*	95,000		1,871,500

Total Energy			35,961,913

Financials - 7.6%
Amerisafe, Inc.*	195,000		3,363,750
Argo Group International Holdings, Ltd.*	166,966		5,623,415
Assured Guaranty, Ltd.	135,000		2,621,700
CVB Financial Corp.	98,620	[2]	748,526
Evercore Partners, Inc., Class A	128,600		3,757,692
Herald National Bank*	293,200		1,729,880
Iberia Bank Corp.	45,000		2,050,200
Jefferies Group, Inc.*	95,000		2,586,850
Portfolio Recovery Associates, Inc.*	110,000		4,986,300
Safety Insurance Group, Inc.	142,200		4,681,224
StanCorp Financial Group, Inc.	160,000		6,459,200

Total Financials			38,608,737

Health Care - 17.3%
Align Technology, Inc.*	330,000		4,692,600
Amedisys, Inc.*	65,000	[2]	2,835,950
American Dental Partners, Inc.*	166,050		2,324,700
BioMarin Pharmaceutical, Inc.*	305,000		5,514,400
Bio-Rad Laboratories, Inc.*	90,000		8,269,200
Brookdale Senior Living, Inc.	270,000	[2]	4,895,100
CardioNet, Inc.*	330,600	[2]	2,221,632
Catalyst Health Solutions, Inc.*	190,200		5,544,330
Dionex Corp.*	81,000	[2]	5,262,570
Emergency Medical Services Corp., Class A*	67,900		3,157,350
Genoptix, Inc.*	110,000	[2]	3,825,800
Haemonetics Corp.*	104,600		5,870,152
ICON PLC*	185,000		4,530,650
Magellan Health Services, Inc.*	196,100		6,090,866
MedAssets, Inc.*	250,000		5,642,500
Sirona Dental Systems, Inc.*	100,000	[2]	2,975,000
United Therapeutics Corp.*	100,000	[2]	4,899,000
Volcano Corp.*	270,000		4,541,400
WellCare Health Plans, Inc.*	200,000	[2]	4,930,000

Total Health Care			88,023,200

TimesSquare Small Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 23.4%
Advisory Board Co., The*	130,700		$3,285,798
Albany International Corp.	298,400		5,788,960
American Reprographics Co.*	252,486		2,403,667
Clean Harbors, Inc.*	145,900	[2]	8,208,334
Columbus McKinnon Corp.*	261,500	[2]	3,961,725
Corporate Executive Board Co.	97,200		2,420,280
CoStar Group, Inc.*	129,400		5,333,868
DigitalGlobe, Inc.*	156,800		3,507,616
Duff & Phelps Corp., Class A	227,000		4,349,320
EMCOR Group, Inc.*	120,000		3,038,400
Genesee & Wyoming, Inc., Class A*	180,000	[2]	5,457,600
Granite Construction, Inc.	173,700	[2]	5,374,278
Healthcare Services Group, Inc.	189,000	[2]	3,470,040
Hub Group, Inc.*	113,000		2,582,050
Interline Brands, Inc.*	323,900		5,457,715
Kennametal, Inc.	160,000	[2]	3,937,600
McGrath RentCorp	35,900	[2]	763,593
Middleby Corp., The*	70,050		3,853,450
Mobile Mini, Inc.*	210,000		3,645,600
On Assignment, Inc.*	670,000		3,919,500
Orbital Sciences Corp.*	385,000		5,763,450
RBC Bearings, Inc.*	145,000		3,382,850
Resources Connection, Inc.*	321,540		5,485,472
Stanley, Inc.*	215,000		5,529,800
Stericycle, Inc.*	82,000		3,972,900
Transdigm Group, Inc.*	200,000	[2]	9,962,000
UTI Worldwide, Inc.	310,000		4,488,800

Total Industrials			119,344,666

Information Technology - 28.6%
Atheros Communications, Inc.*	152,200	[2]	4,037,866
Blackboard, Inc.*	110,000		4,155,800
Bottomline Technologies, Inc.*	31,300		403,770
Cavium Networks, Inc.*	93,300		2,003,152
CommVault Systems, Inc.*	119,500		2,479,625
CSG Systems International, Inc.*	85,700		1,372,057
CyberSource Corp.*	314,475		5,242,298
Cymer, Inc.*	205,000	[2]	7,966,300
DealerTrack Holdings, Inc.*	289,000		5,464,990
DG FastChannel, Inc.*	84,500		1,769,430
DTS, Inc.*	90,000	[2]	2,464,200
Epiq Systems, Inc.*	196,300	[2]	2,846,350
Global Payments, Inc.	275,000		12,842,500
Hittite Microwave Corp.*	110,000	[2]	4,045,800
Informatica Corp.*	232,900		5,258,882
J2 Global Communications, Inc.*	210,000		4,832,100
Jack Henry & Associates, Inc.	296,700	[2]	6,963,549
ManTech International Corp., Class A*	103,300		4,871,628
Monolithic Power Systems, Inc.*	180,000		4,221,000
Monotype Imaging Holdings, Inc.*	115,000		967,150
Netezza Corp.*	500,000		5,620,000
Power Integrations, Inc.	150,000		4,999,500
SkillSoft PLC*	780,000		7,488,000
Solera Holdings, Inc.*	467,820		14,553,880
Ultimate Software Group, Inc., The*	280,000		8,041,600
Varian Semiconductor Equipment Associates, Inc.*	223,900	[2]	7,352,876
ViaSat, Inc.*	235,000		6,246,300
Wright Express Corp.*	238,150		7,027,806

Total Information Technology			145,538,409

Telecommunication Services - 2.6%
General Communication, Inc., Class A*	390,600		2,679,516
NTELOS Holdings Corp.	315,000		5,562,900
SBA Communications Corp.*	190,000	[2]	5,135,700

Total Telecommunication Services			13,378,116

Total Common Stocks (cost $438,147,687)			491,021,159

TimesSquare Small Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 15.7%
BNY Institutional Cash Reserves Fund, Series A, 0.07% [3]	57,900,088	$57,900,088
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,179,050	197,491
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.22%	11,637,675	11,637,675
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%	10,001,812	10,001,812

Total Short-Term Investments (cost $80,718,625)		79,737,066

Total Investments - 112.1% (cost $518,866,312)		570,758,225

Other Assets, less Liabilities - (12.1)%		(61,587,921)

Net Assets - 100.0%		$509,170,304

TimesSquare Mid Cap Growth Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.2%
Consumer Discretionary - 12.8%
Apollo Group, Inc., Class A*	270,000	[2]	$19,890,900
Discovery Communications, Inc., Class C*	1,049,800		27,326,294
Hasbro, Inc.	219,600		6,093,900
Magna International, Inc.	261,400		11,114,728
National CineMedia, Inc.	570,600		9,683,082
Pool Corp.	445,753		9,904,632
Strayer Education, Inc.	72,900	[2]	15,868,872
Tiffany & Co.	351,400		13,539,442
Virgin Media, Inc.	1,821,500		25,355,280

Total Consumer Discretionary			138,777,130

Consumer Staples - 2.5%
Church & Dwight Co., Inc.	214,300	[2]	12,159,382
Herbalife, Ltd.	471,500		15,436,910

Total Consumer Staples			27,596,292

Energy - 6.6%
Cameron International Corp.*	428,600	[2]	16,209,652
Denbury Resources, Inc.*	912,952		13,812,964
Range Resources Corp.	295,700		14,595,752
Ultra Petroleum Corp.*	308,600		15,109,056
Weatherford International, Ltd.*	587,500		12,178,875

Total Energy			71,906,299

Financials - 10.3%
Aflac, Inc.	544,300	[2]	23,263,382
Aon Corp.	428,600	[2]	17,439,734
Invesco, Ltd.	771,500		17,559,340
Markel Corp.*	27,800		9,168,996
Moody’s Corp.	54,000	[2]	1,104,840
Principal Financial Group	126,627		3,468,314
RenaissanceRe Holdings, Ltd.	462,900		25,348,404
SEI Investments Co.	677,200		13,327,296

Total Financials			110,680,306

Health Care - 15.9%
Biogen Idec, Inc.*	244,300		12,342,036
Cephalon, Inc.*	205,700	[2]	11,979,968
DaVita, Inc.*	934,300		52,918,752
Express Scripts, Inc.*	321,400		24,934,212
Humana, Inc.*	227,700		8,493,210
Laboratory Corp. of America Holdings*	148,300	[2]	9,743,310
Perrigo Co.	260,500	[2]	8,854,395
ResMed, Inc.*	345,200		15,603,040
Shire Pharmaceuticals PLC	317,200	[2]	16,586,388
St. Jude Medical, Inc.*	270,000		10,532,700

Total Health Care			171,988,011

Industrials - 15.0%
CH Robinson Worldwide, Inc.	205,700	[2]	11,879,175
Copart, Inc.*	176,900		5,874,849
Dun & Bradstreet Corp., The	167,200		12,593,504
Expeditors International of Washington, Inc.	317,200		11,149,580
Fastenal Co.	257,200	[2]	9,953,640
Iron Mountain, Inc.*	244,300		6,513,038
ITT Industries, Inc.	158,600		8,270,990
L-3 Communications Holdings, Inc.	192,900		15,493,728
Norfolk Southern Corp.	424,300		18,291,573
PACCAR, Inc.	205,700	[2]	7,756,947
Parker Hannifin Corp.	197,200		10,222,848
Rockwell Collins, Inc.	360,000	[2]	18,288,000
Stericycle, Inc.*	282,900	[2]	13,706,505
URS Corp.*	300,000		13,095,000

Total Industrials			163,089,377

Information Technology - 25.4%
Adobe Systems, Inc.*	488,600		16,143,344
Alliance Data Systems Corp.*	322,800	[2]	19,716,624

TimesSquare Mid Cap Growth Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 25.4% (continued)
Altera Corp.	467,200		$9,582,272
Amdocs, Ltd.*	1,281,500		34,446,720
Amphenol Corp.	321,400		12,110,352
Analog Devices, Inc.	730,000	[2]	20,133,400
ASML Holding, N.V.	767,200	[2]	22,686,104
Broadcom Corp., Class A*	557,200		17,100,468
CA, Inc.	587,200		12,912,528
Cognizant Technology Solutions Corp.*	125,400		4,847,964
Dolby Laboratories, Inc.*	171,400		6,545,766
Global Payments, Inc.	390,000		18,213,000
Juniper Networks, Inc.*	347,200		9,381,344
Kla-Tencor Corp.	407,200	[2]	14,602,192
NetApp, Inc.*	441,500	[2]	11,779,220
NeuStar, Inc., Class A*	818,600		18,500,360
Paychex, Inc.	231,400	[2]	6,722,170
VeriSign, Inc.*	415,700	[2]	9,847,932
Western Union Co., The	535,700		10,135,444

Total Information Technology			275,407,204

Materials - 3.6%
Airgas, Inc.	184,300	[2]	8,914,591
Ecolab, Inc.	487,800		22,550,994
Martin Marietta Materials, Inc.	85,600	[2]	7,881,192

Total Materials			39,346,777

Telecommunication Services - 5.1%
American Tower Corp., Class A*	1,110,100		40,407,640
SBA Communications Corp.*	531,500	[2]	14,366,445

Total Telecommunication Services			54,774,085

Total Common Stocks (cost $929,091,129)			1,053,565,481

Short-Term Investments - 15.2%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.07%[3]	128,600,196		128,600,196
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,665,632		278,993
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%	18,915,400		18,915,400
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%	17,134,793		17,134,793

Total Short-Term Investments (cost $166,316,021)			164,929,382

Total Investments - 112.4% (cost $1,095,407,150)			1,218,494,863

Other Assets, less Liabilities - (12.4)%			(134,533,908)

Net Assets - 100.0%			$1,083,960,955

Notes to Schedule of Portfolio Investments (unaudited)

At September 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$521,361,987	$80,036,874	($30,640,636)	$49,396,238
TimesSquare Mid Cap Growth Fund	1,116,156,962	134,832,412	(32,494,511)	102,337,901
Skyline Special Equities Portfolio	234,153,286	45,972,067	(24,013,243)	21,958,824
GW&K Small Cap Equity Fund	23,749,601	2,547,049	(444,810)	2,102,239
GW&K Municipal Enhanced Yield Fund	14,203,044	1,094,086	(259,917)	(834,169)
GW&K Municipal Bond Fund	11,859,489	646,790	(409)	646,381
Renaissance Large Cap Growth Fund	18,829,540	2,034,633	(184,934)	1,849,699

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$189,017	1.2%

*	Non-income-producing security
[1]

Yield shown for each investment company represents its September 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$57,210,615	11.2%
TimesSquare Mid Cap Growth Fund	126,992,037	11.7%
Skyline Special Equities Portfolio	6,531,837	2.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]	At September 30, 2009, securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies:

Fund	% of Net Assets
GW&K Municipal Bond Fund	13.5%
GW&K Municipal Enhanced Yield Fund	5.9%

[6]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. The market value comprises 0.6% of the Fund’s net assets at 09/30/09.

[7]

Illiquid Security: A security not readily convertible into cash such as a stock, bond, or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees.

#	Rounds to less than 0.1%.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.
CIFG:	CIFG Guaranty, Ltd.
FGIC:	Financial Guaranty Insurance Company
FHA:	Federal Housing Administration
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
FSA:	Financial Security Assurance
GNMA:	Government National Mortgage Association

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

2 Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks [1]	$487,786,784	—	—	$487,786,784
Common Stock - Restricted	—	—	$3,234,375	3,234,375
Short-Term Investments	79,539,575	$197,491	—	79,737,066

Total Investments in Securities	567,326,359	197,491	3,234,375	570,758,225

Other Financial Instruments [2]	—	—	—	—

Totals	$567,326,359	$197,491	$3,234,375	$570,758,225

TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks [1]	$1,053,565,481	—	—	$1,053,565,481
Short-Term Investments	164,650,389	$278,993	—	164,929,382

Total Investments in Securities	1,218,215,870	278,993	—	1,218,494,863

Other Financial Instruments [2]	—	—	—	—

Totals	$1,218,215,870	$278,993	—	$1,218,494,863

Skyline Special Equities Portfolio
Investments in Securities
Common Stocks [1]	$238,411,169	—	—	$238,411,169
Short-Term Investments	17,629,448	$71,493	—	17,700,941

Total Investments in Securities	256,040,617	71,493	—	256,112,110

Other Financial Instruments [2]	—	—	—	—

Totals	$256,040,617	$71,493	—	$256,112,110

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

As of September 30, 2009, the securities in the following funds were all Level 1 or 2 inputs not requiring further quantitative disclosure:

Level 1	Level 2
GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund
Renaissance Large Cap Growth Fund	GW&K Municipal Bond Fund

[1]	The common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

TimesSquare Small Cap Growth Fund	Investments in Securities	Other Financial Instruments
Balance as of December 31, 2008	$3,750,000	—
Accrued discount (premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(515,625)	—
Net purchases (sales)	—	—
Net transfers in and / or out of level 3	—	—

Balance as of September 30, 2009	$3,234,375	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 13, 2009

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 13, 2009